Note 3 - Stock Split	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 3 – Stock Split

On August 13, 2015, the Company's Board of Directors declared a two-for-one stock split in the form of a 100% stock dividend effective for shareholders of record on August 24, 2015 that was distributed on September 8, 2015. All per share amounts in this report have been restated to reflect this stock split. An amount equal to the par value of the additional common shares issued pursuant to the stock split was reflected as a transfer from additional paid-in capital to common stock on the consolidated financial statements as of and for the years ended December 31, 2015 and 2014.